Stock-Based Compensation - Summary of Option Activities (Details) - Employee and Non-Employee stock options shares in Thousands	9 Months Ended
Sep. 30, 2023 $ / shares shares
Range of Exercise Prices
Options Outstanding (in shares) | shares	5,133
Weighted Average Exercise Price (in dollars per share)	$ 14.59
Options Exercisable (in shares) | shares	1,237
Weighted Average Exercise Price (in dollars per share)	$ 23.48
Weighted Average Remaining Contractual Life (In years)	5 years 10 months 24 days
$3.87
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.87
Options Outstanding (in shares) | shares	2,172
Weighted Average Exercise Price (in dollars per share)	$ 3.87
Options Exercisable (in shares) | shares	0
Weighted Average Exercise Price (in dollars per share)	$ 0
Weighted Average Remaining Contractual Life (In years)	6 years 9 months 18 days
$32.68
Range of Exercise Prices
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 32.68
Options Outstanding (in shares) | shares	336
Weighted Average Exercise Price (in dollars per share)	$ 32.68
Options Exercisable (in shares) | shares	250
Weighted Average Exercise Price (in dollars per share)	$ 32.68
Weighted Average Remaining Contractual Life (In years)	3 years 10 months 24 days
$21.15
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 21.15
Options Outstanding (in shares) | shares	2,625
Weighted Average Exercise Price (in dollars per share)	$ 21.15
Options Exercisable (in shares) | shares	987
Weighted Average Exercise Price (in dollars per share)	$ 21.15
Weighted Average Remaining Contractual Life (In years)	5 years 6 months